Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series E-1 Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series D Warrants [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series E-1 Preferred Stock [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Series D Preferred Stock [Member]	Additional Paid in Capital [Member] Series E Preferred Stock [Member]	Additional Paid in Capital [Member] Series E-1 Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series E Preferred Stock [Member]	Accumulated Deficit [Member] Series E-1 Preferred Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2017	$ 678										$ (51)	$ 325,519				$ (324,832)			$ 42
Balance (in shares) at Dec. 31, 2017					377						(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of restricted stock	98											98
Compensation expense for issuance of restricted stock (in shares)					236
Compensation income related to cancellation of stock options	(40)											(40)
Sale of common stock, net of expenses	10,916											10,916
Sale of common stock, net of expenses (in shares)					7,624
Issuance of pre-funded warrants	520											520
Cashless exercise of warrants (in shares)					49
Fair value of warrants issued with Convertible Notes	5,007											5,007
Fair value of warrants reclassified from liability to equity	4,210											4,210
Beneficial conversion feature of convertible note	44											44
Issuance of Preferred Stock		$ 1,004											$ 1,004
Issuance of Preferred Stock (in shares)								101
Fair value of warrants exchanged for Common Stock	144											144
Retirement of Treasury Stock											$ 51	(51)
Retirement of Treasury Stock (in shares)											1
Exercise of pre-funded warrants (in shares)					5,250
Fair value of warrants issued	(18,306)											(18,306)
Foreign currency translation	8
Exchange of warrants for common stock (in shares)					1,179
Net (loss) income	(19,222)															(19,222)
Total comprehensive loss	8																		8
Balance at Dec. 31, 2018	(14,939)											329,065				(344,054)			50
Balance (in shares) at Dec. 31, 2018					14,715		101
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	273											273
Compensation expense for issuance of restricted stock	4											4
Compensation expense for issuance of restricted stock (in shares)					20
Shares issued due to fractional rounding upon reverse stock split					$ 1							(1)
Shares issued due to fractional rounding upon reverse stock split (in shares)					27,524
Issuance of Preferred Stock		$ 150	$ 29,536	$ 9,510									$ 150	$ 42,876	$ 14,408		$ (13,340)	$ (4,898)
Issuance of Preferred Stock (in shares)								15	32,572	9,510
Retirement of Series D Preferred Stock	(1,160)											(1,160)
Retirement of Series D Preferred Stock (in Shares)							(116)
Exercise of pre-funded warrants (in shares)						11,285
Fair value of warrants issued	(20,844)											(20,844)
Foreign currency translation	(22)
Exchange of warrants for Common Stock	$ 13											13
Exchange of warrants for common stock (in shares)	82,521				92
Conversion of Preferred stock into common stock	$ 1											1
Conversion of Preferred stock into common stock (in shares)					13,455		(565)
Net (loss) income	(8,879)															(8,879)
Total comprehensive loss	(22)																		(22)
Balance at Dec. 31, 2019	$ (6,357)				$ 1							$ 364,785				$ (371,171)			$ 28
Balance (in shares) at Dec. 31, 2019					67,091		41,517